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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

350 Jericho Turnpike, Suite 206 Jericho, New York	11753
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

Ultimus Fund Solutions, LLC    350 Jericho Turnpike, Suite 206     Jericho, NY 11753

(Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 587-3400

Date of fiscal year end:         December 31, 2011

Date of reporting period:       September 30, 2011

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited)
Description	No. of Shares	Value
EQUITY SECURITIES - 99.63%
CLOSED-END FUNDS - 26.51%
CORE - 0.53%
Adams Express Company (The) (a)	5,100	$46,971
General American Investors Company, Inc.	9,800	225,008
		271,979
CORPORATE DEBT FUNDS INVESTMENT GRADE-RATED - 4.19%
AllianceBernstein Income Fund	175,489	1,398,647
Federated Enhanced Treasury Income Fund	45,244	678,660
Invesco Van Kampen Bond Fund	2,800	55,272
MFS Government Markets Income Trust	2,500	16,650
		2,149,229
DEVELOPED MARKET - 0.20%
Japan Smaller Capitalization Fund, Inc.	14,000	104,020

EMERGING MARKETS - 0.13%
First Trust/Aberdeen Emerging Opportunity Fund	3,800	65,588

FLEXIBLE INCOME - 0.46%
Zweig Total Return Fund, Inc. (The)	79,000	238,580

GENERAL BOND - 0.37%
BlackRock Build America Bond Trust	8,600	173,720
MFS InterMarket Income Trust I	2,300	18,584
		192,304
GLOBAL - 0.62%
Alpine Total Dynamic Dividend Fund	58,956	265,892
Clough Global Allocation Fund	4,400	54,560
		320,452
GLOBAL INCOME - 0.97%
Nuveen Multi-Currency Short-Term Government Income Fund	38,267	497,854

OPTION ARBITRAGE/OPTIONS STRATEGIES - 17.97%
BlackRock Enhanced Equity Dividend Trust	8,000	55,840
Cohen & Steers Global Income Builder, Inc.	9,400	81,592
Eaton Vance Enhanced Equity Income Fund	52,300	511,494
Eaton Vance Enhanced Equity Income Fund II	103,300	1,018,538
Eaton Vance Risk-Managed Diversified Equity Income Fund	153,148	1,676,971

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)
Description	No. of Shares	Value
CLOSED-END FUNDS (Continued)
OPTION ARBITRAGE/OPTIONS STRATEGIES (Continued)
Eaton Vance Tax-Managed Buy-Write Income Fund	59,163	$687,474
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	95,600	1,043,952
Eaton Vance Tax-Managed Diversified Equity Income Fund	233,015	1,987,618
Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	42,866	418,372
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	134,826	1,078,608
Nuveen Equity Premium Advantage Fund	10,442	114,653
Nuveen Equity Premium and Growth Fund	15,100	173,499
Nuveen Equity Premium Income Fund	10,000	106,800
Nuveen Equity Premium Opportunity Fund	24,800	269,576
		9,224,987
PACIFIC EX JAPAN - 0.43%
Morgan Stanley China A Share Fund, Inc.	10,500	222,495

SECTOR EQUITY - 0.64%
Evergreen Utilities and High Income Fund	26,910	277,173
Gabelli Healthcare & WellnessRx Trust (The) *	7,321	48,977
		326,150

TOTAL CLOSED-END FUNDS		13,613,638

CONSUMER DISCRETIONARY - 8.40%
Best Buy Company, Inc.	6,500	151,450
Comcast Corporation - Class A	14,555	304,200
DIRECTV Group, Inc. (The) - Class A *	4,000	169,000
Family Dollar Stores, Inc.	2,000	101,720
Ford Motor Company *	12,000	116,040
Home Depot, Inc. (The)	2,000	65,740
McDonald's Corporation	11,400	1,001,148
News Corporation - Class A	10,000	154,700
Starbucks Corporation	2,800	104,412
Target Corporation	8,800	431,552
Time Warner Cable, Inc.	1,966	123,209
Time Warner, Inc.	7,900	236,763
TJX Companies, Inc. (The)	7,000	388,290
Viacom, Inc. - Class B	5,450	211,133
Walt Disney Company (The)	10,200	307,632

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)
Description	No. of Shares	Value
CONSUMER DISCRETIONARY (Continued)
Yum! Brands, Inc.	9,000	$444,510
		4,311,499
CONSUMER STAPLES - 8.25%
Altria Group, Inc.	20,800	557,648
Coca-Cola Company (The)	13,500	912,060
Costco Wholesale Corporation	2,500	205,300
CVS Caremark Corporation	8,430	283,079
General Mills, Inc.	5,000	192,350
H.J. Heinz Company	4,000	201,920
PepsiCo, Inc.	5,600	346,640
Philip Morris International, Inc.	2,500	155,950
Procter & Gamble Company (The)	9,297	587,385
Sysco Corporation	10,300	266,770
Wal-Mart Stores, Inc.	10,100	524,190
		4,233,292
ENERGY - 9.15%
Chevron Corporation	10,732	992,924
ConocoPhillips	14,974	948,154
Exxon Mobil Corporation	29,936	2,174,252
Marathon Oil Corporation	3,500	75,530
Marathon Petroleum Corporation	1,750	47,355
Occidental Petroleum Corporation	3,500	250,250
Schlumberger Ltd.	3,500	209,055
		4,697,520
FINANCIALS - 8.04%
AFLAC, Inc.	5,500	192,225
American Express Company	6,400	287,360
Bank of New York Mellon Corporation (The)	7,754	144,147
Capital One Financial Corporation	2,500	99,075
Discover Financial Services	3,000	68,820
Franklin Resources, Inc.	1,500	143,460
JPMorgan Chase & Co.	30,132	907,576
Marsh & McLennan Companies, Inc.	10,000	265,400
MetLife, Inc.	5,700	159,657
Morgan Stanley	12,000	162,000
PNC Financial Services Group, Inc.	7,600	366,244
Prudential Financial, Inc.	4,000	187,440
State Street Corporation	3,000	96,480
T. Rowe Price Group, Inc.	3,000	143,310
U.S. Bancorp	9,901	233,069
Wells Fargo & Company	27,900	672,948
		4,129,211

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)
Description	No. of Shares	Value
HEALTH CARE - 9.35%
Abbott Laboratories	9,200	$470,488
Aetna, Inc.	5,000	181,750
Amgen, Inc.	6,700	368,165
Becton, Dickinson and Company	3,900	285,948
Biogen Idec, Inc. *	4,000	372,600
Bristol-Myers Squibb Company	19,000	596,220
Cardinal Health, Inc.	7,950	332,946
Covidien Plc	2,599	114,616
Eli Lilly & Company	4,700	173,759
Express Scripts, Inc. *	3,000	111,210
Gilead Sciences, Inc. *	6,000	232,800
McKesson Corporation	1,800	130,860
Medtronic, Inc.	6,000	199,440
Merck & Company, Inc.	15,267	499,383
Stryker Corporation	2,000	94,260
UnitedHealth Group, Inc.	11,000	507,320
WellPoint, Inc.	2,000	130,560
		4,802,325
INDUSTRIALS - 7.55%
3M Company	4,400	315,876
Caterpillar, Inc.	5,300	391,352
CSX Corporation	10,500	196,035
Deere & Company	6,500	419,705
Emerson Electric Company	6,000	247,860
General Dynamics Corporation	3,200	182,048
General Electric Company	41,900	638,556
Illinois Tool Works, Inc.	2,500	104,000
Lockheed Martin Corporation	3,000	217,920
Raytheon Company	3,500	143,045
Union Pacific Corporation	4,000	326,680
United Parcel Service, Inc. - Class B	4,100	258,915
United Technologies Corporation	3,000	211,080
Waste Management, Inc.	6,800	221,408
		3,874,480
INFORMATION TECHNOLOGY - 14.47%
Apple, Inc. *	5,900	2,248,962
Google, Inc. - Class A *	1,500	771,570
Intel Corporation	39,500	842,535
International Business Machines Corporation	8,100	1,417,743
Microsoft Corporation	51,200	1,274,368
Oracle Corporation	25,272	726,317
QUALCOMM, Inc.	3,000	145,890
		7,427,385

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS - SEPTEMBER 30, 2011 (Unaudited) (Continued)
Description	No. of Shares	Value
MATERIALS - 2.39%
Dow Chemical Company (The)	5,400	$121,284
E.I. Du Pont de Nemours & Company	9,500	379,715
Freeport-McMoRan Copper & Gold, Inc.	10,000	304,500
Praxair, Inc.	4,500	420,660
		1,226,159
REAL ESTATE INVESTMENT TRUST - 0.00%
Simon Property Group, Inc.	14	1,540

TELECOMMUNICATION SERVICES - 2.92%
AT&T, Inc.	37,039	1,056,352
Verizon Communications, Inc.	12,000	441,600
		1,497,952
UTILITIES - 2.60%
Dominion Resources, Inc.	7,700	390,929
Duke Energy Corporation	15,800	315,842
Exelon Corporation	3,000	127,830
FirstEnergy Corporation	3,000	134,730
NextEra Energy, Inc.	4,000	216,080
Public Service Enterprises Group, Inc.	4,500	150,165
		1,335,576

TOTAL EQUITY SECURITIES (cost - $49,148,075)		51,150,577

SHORT-TERM INVESTMENT - 0.36%
MONEY MARKET FUND - 0.36%
Fidelity Institutional Money Market Government Portfolio - Class I (cost - $182,764)	182,764	182,764

TOTAL INVESTMENTS - 99.99% (cost - $49,330,839)		51,333,341

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.01%		4,209

NET ASSETS - 100.00%		$51,337,550

(a) Affiliated investment.  The Fund holds 0.09% (based on net assets) of The Adams Express Company.  A director of the Fund also serves as a director to such company.  During the nine months ended September 30, 2011, there were sales of 43,300 shares of this security with a cost of $488,911 and sale proceeds of $427,425.  There were no purchases of this security during the nine months ended September 30, 2011.

* Non-income producing security.

See accompanying notes to schedule of investments.

CORNERSTONE STRATEGIC VALUE FUND, INC.
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2011 (UNAUDITED)

Federal Income Tax Cost: At September 30, 2011 the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $49,330,839, $7,626,685, $(5,624,183) and $2,002,502, respectively.

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

•	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

•
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

Valuation Inputs	INVESTMENTS IN SECURITIES	OTHER FINANCIAL INSTRUMENTS*
Level 1 - Quoted Prices
Equity Investments	$51,150,577	$-
Short-Term Investments	182,764	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 – Significant Unobservable Inputs	-	-
Total	$51,333,341	$-

* Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the nine months ended September 30, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2.

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at September 30, 2011.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. generally accepted accounting principles (“GAAP”) and International Financial Reporting Standards (“IFRSs”).  ASU No. 2011-04 is effective for interim and annual periods beginning after December 15, 2011 and is applied prospectively.  Management is currently evaluating ASU No. 2011-04 and does not believe that it will have a material impact on the Fund’s financial statements and disclosures.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio.  For the nine months ended September 30, 2011, the Fund did not engage in derivative instruments and other hedging activities.

The Fund has evaluated the need for addition disclosures and/or adjustments resulting through the date its financial statements were issued.  Based on this evaluation, no additional disclosures or adjustments were required to such Schedule of Investments.

Securities valuation policies and other investment related disclosures are herby incorporated by reference to the Fund’s semi-annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2011 with a file number 811-05150.

Other information regarding the Fund is available in the Fund’s most recent semi-annual report filed with the Securities and Exchange Commission on the Form N-CSR on September 2, 2011, file number 811-05150.  This information is also available to registered shareholders by calling (800) 937-5449.  For general inquiries, please call (513) 326-3597.  This information is also available on the website of the Securities and Exchange Commission – http://www.sec.gov.

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman (Principal Executive Officer)

Date	November 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, President and Chairman (Principal Executive Officer)

Date	November 18, 2011

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer (Principal Financial Officer)

Date	November 18, 2011

* Print the name and title of each signing officer under his or her signature.